Note 5 - Discontinued operations (Detail) - Discontinued Operation's Assets and Liabilities: (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Account payable, accrued liabilities and other payables	$ 160,643	$ 160,643
Taxes payable	92,784	92,784
Total liabilities of discontinued operations	$ 253,427	$ 253,427